Organization and Principal Activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025
Organization and Principal Activities [Line Items]
Equivalent amount	¥ 180
Here Group Limited [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Feb. 09, 2022
Shenzhen Yiqi Culture Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Acquisition of equity interest		2.50%	61.05%
Shenzhen Letsvan [Member]
Organization and Principal Activities [Line Items]
Acquisition of equity interest	76.30%	2.50%